Share-based payments - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 tranche $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of tranches | tranche	3
Weighted average remaining contractual life of outstanding share options	3 years
Percentage of premium attached with time based vesting condition options	10.00%
Percentage of premium attached with performance based vesting condition options	0.00%
Employee share option plan, maximum number of options available for issuance (in shares) | shares	20,000,000
Maximum percentage of total issued capital from ESOP options granted	10.00%
Weighted average remaining contractual life of outstanding share options and loan funded	4 years 29 days	4 years 1 month 28 days	4 years 2 months 26 days
Number of tranches | tranche	3
Option exercise term in connection with cessation of employment	60 days
Reduction per option to share-based payment arrangements (in AUD per share)	$ 0.02
Modification made to share based payment arrangements	no	no
Weighted average share purchase price, granted (in AUD per share)	$ 1.53	$ 1.21	$ 0.39
Dividend yield on shares underlying options	0.00%
Closing share market price of ordinary share (in AUD per share)	$ 1.96	1.66	$ 0.99
Private placement of shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Conversion ratio of shares			25.00%	25.00%
Top of range
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Weighted average remaining contractual life of outstanding share options	7 years
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in AUD per share)	$ 2.44	2.52	$ 0.93
Weighted average share purchase price, granted (in AUD per share)	$ 2.56	$ 0.55	$ 0.38
Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
Tranche vesting term	1 year
Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
Tranche vesting term	2 years
Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
Tranche vesting term	3 years
Issues granted since July 1, 2015
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Expiry term of options	7 years